Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of detailed information about provisions
The components of provisions at December 31, 2025 are as follows:

			Income Statement Charges
		Balance at	Operating	Finance	Cash	Other	Balance at
Provision Description		1/1/2025	Expenses	Cost	Payments	Adjustments	12/31/25

Restoration	a	$13,766	$(728)	$593	$(68)	$1,542	$15,105
Environmental	a	642	(41)	32	(11)	1	623
Equipment removal	a	11,576	222	480	(259)	(439)	11,580
Insurance reserves	b	23,150	49,222	758	(50,189)	998	23,939
Lease return obligations	c	9,893	(18)	554	—	6,792	17,221
Sales and use tax	d	555	138	—	—	—	693
Litigation	e	1,425	727	—	(976)	—	1,176
Total		$61,007	$49,522	$2,417	$(51,503)	$8,894	$70,337

The components of provisions at December 31, 2024 are as follows:

			Income Statement Charges
		Balance at	Operating	Finance	Cash	Other	Balance at
Provision Description		1/1/2024	Expenses	Cost	Payments	Adjustments	12/31/24

Restoration	a	$17,675	$(4,030)	$826	$(213)	$(492)	$13,766
Environmental	a	3,087	(1,563)	33	(29)	(886)	642
Equipment removal	a	13,156	(77)	364	155	(2,022)	11,576
Insurance reserves	b	24,990	41,374	808	(43,104)	(918)	23,150
Lease return obligations	c	6,488	313	278	—	2,814	9,893
Sales and use tax	d	358	197	—	—	—	555
Litigation	e	—	—	—	—	1,425	1,425
Total		$65,754	$36,214	$2,309	$(43,191)	$(79)	$61,007
a.These provisions represent the present value of the estimated costs to reclaim quarry sites and other similar post-closure obligations for owned and leased properties. It is expected that this amount will be used over the next 2 to 50 years. The Company estimates its ultimate liability using detailed engineering calculations that consider the amount and timing of the future cash flows. Future cash flows are determined by applying inflation rates to the estimated current cost of reclamation. The present value of these future cash flows is determined by applying discount rates consistent with the time horizons of the expected future cash flows. Discount rates are based on U.S. treasury bonds with maturities similar to the duration of the obligation. An annual review of restoration, environmental and equipment removal obligations are conducted by plant management and environmental teams and is focused on estimated costs, updated regulations, and changes in contractual obligations. More technical quarry and sand mine reclamation evaluations are performed periodically and include a precise evaluation of quarry conditions, exploration of new technologies and consultation with third-party experts.
b.This provision represents the expected costs of claims payments related to risk and workers’ compensation claims excluding any potential recovery from insurance coverage, and the Company sponsored health insurance costs. The Company estimates its ultimate liability using third party experts that consider the amount and timing of the future cash flows. The present value of these future cash flows is determined by applying discount rates consistent with the time horizons of the expected future cash flow. Discount rates are based on U.S. treasury bonds with maturities similar to the duration of the obligation.
c.This provision represents the amount of expected costs to bring leased equipment to return conditions and/or locations required in lease agreement. The Company estimates its ultimate liability using its best estimate that considers the amount and timing of the future cash flows. The present value of these future cash flows is determined by applying discount rates consistent with the time horizons of the expected future cash flow. Discount rates are based on U.S. treasury bonds with maturities similar to the duration of the obligation.
d.This provision represents the amount of expected settlements for sales and use tax audits in states where the Company operates. It is expected that this amount will be utilized within 2 to 5 years.
e.This provision represents a financial reserve to cover potential legal costs, settlements, or damages from lawsuits related to defective materials or other contractual disputes, recognized when there is a legal obligation, payment is probable, and the cost can be reasonably estimated.
The current and non-current portions of the total provisions are follows:

	2025	2024
Current portion of provisions	$8,897	$10,081
Non-current portion of provisions	61,440	50,926
Total	$70,337	$61,007